CONCENTRATIONS (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	63.00%	100.00%	97.00%
Inventories [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		61.00%	33.00%
Percentage Of Inventory Purchases	16.00%
One Customer [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area	$ 125,000	$ 229,000	$ 204,000
Concentration Risk, Percentage	13.00%	25.00%	32.00%
One Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area			$ 289,000
Concentration Risk, Percentage			41.00%
One Customer [Member] | Accounts Receivable [Member] | Unrelated Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area	$ 273,000	$ 272,000
Concentration Risk, Percentage	23.00%	43.00%
One Customer [Member] | Accounts Receivable [Member] | Related Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area	$ 125,000
Concentration Risk, Percentage	10.00%
One Customer [Member] | Consulting Revenue [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area			$ 200,000
Concentration Risk, Percentage			32.00%
One Customer [Member] | Inventories [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area		$ 41,000	$ 239,000
Concentration Risk, Percentage		30.00%	13.00%
Two Customers [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area	$ 99,000	$ 150,000	$ 100,000
Concentration Risk, Percentage	11.00%	16.00%	16.00%
Two Customers [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area			$ 190,000
Concentration Risk, Percentage			27.00%
Two Customers [Member] | Accounts Receivable [Member] | Unrelated Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area	$ 231,000	$ 231,000
Concentration Risk, Percentage	19.00%	36.00%
Two Customers [Member] | Accounts Receivable [Member] | Related Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area	$ 138,000
Concentration Risk, Percentage	11.00%
Two Customers [Member] | Inventories [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area		$ 27,000	$ 188,000
Concentration Risk, Percentage		19.00%	10.00%
Three Customers [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area	$ 97,000
Concentration Risk, Percentage	10.00%
Three Customers [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area			$ 172,000
Concentration Risk, Percentage			24.00%
Three Customers [Member] | Accounts Receivable [Member] | Related Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area		$ 138,000
Concentration Risk, Percentage		21.00%
Three Customers [Member] | Inventories [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area		$ 16,000	$ 178,000
Concentration Risk, Percentage		12.00%	10.00%